Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Notional Amount of Company's Off-Balance Sheet Financial Instruments

The following table presents the notional amount of the Company’s off-balance sheet financial instruments as of December 31, 2013 and 2012:

(Dollar amounts in thousands)	2013	2012
Loans in process and commitments:
Fixed interest rate	$18,551	$18,732
Variable interest rate	11,671	13,617
Lines of credit (unfunded):
Commercial	29,009	21,544
Consumer	50,002	51,375
Letters of credit:
Standby	2,903	15,423
Interest Rate Cap Contracts	230,000	170,000
Interest Rate Swap Contracts	35,000	35,000